MATERIAL ACCOUNTING POLICIES - Schedule of Detailed Information About Basis of Consolidation (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets	S/ 267,362,533	S/ 256,088,940	S/ 238,840,000
Liabilities	228,266,424	221,111,706	205,733,000
Equity	39,096,109	34,977,234	33,107,065	S/ 29,595,213
Net profit (loss)	7,082,654	5,623,252	4,959,878
Impairment of goodwill	S/ 0	S/ 27,346	71,959
Grupo Crédito S.A. and Subsidiaries
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Activity and country of incorporation	Holding, Peru
Percentage of interest (direct and indirect)	100.00%	100.00%
Assets	S/ 241,448,365	S/ 231,724,646
Liabilities	203,624,697	197,418,592
Equity	37,823,668	34,306,054
Net profit (loss)	S/ 6,475,332	S/ 5,179,505	4,562,831
Pacífico Compañía de Seguros y Reaseguros S.A and Subsidiaries
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Activity and country of incorporation	Insurance, Peru
Percentage of interest (direct and indirect)	98.86%	98.86%
Assets	S/ 20,619,872	S/ 17,890,138
Liabilities	16,309,989	14,504,765
Equity	4,309,883	3,385,373
Net profit (loss)	S/ 784,502	S/ 765,767	803,384
Atlantic Security Holding Corporation and Subsidiaries
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Activity and country of incorporation	Capital Markets, Cayman Islands
Percentage of interest (direct and indirect)	100.00%	100.00%
Assets	S/ 5,390,195	S/ 6,014,937
Liabilities	4,040,240	5,026,510
Equity	1,349,955	988,427
Net profit (loss)	S/ 737,562	S/ 569,689	474,780
Credicorp Capital Ltd. and Subsidiaries
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Activity and country of incorporation	Capital Markets and Asset management, Bermudas
Percentage of interest (direct and indirect)	100.00%	100.00%
Assets	S/ 6,707,397	S/ 5,235,733
Liabilities	5,395,856	4,070,432
Equity	1,311,541	1,165,301
Net profit (loss)	S/ 100,479	S/ 58,501	(135,495)
CCR Inc.
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Activity and country of incorporation	Special purpose Entity, Bahamas
Percentage of interest (direct and indirect)	100.00%	100.00%
Assets	S/ 202	S/ 260
Liabilities	1	4
Equity	201	256
Net profit (loss)	S/ (55)	S/ (22)	(106)
Banco de Crédito del Perú and Subsidiaries
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Activity and country of incorporation	Banking, Peru
Percentage of interest (direct and indirect)	97.74%	97.74%
Assets	S/ 219,933,373	S/ 211,086,260
Liabilities	191,487,370	184,934,666
Equity	28,446,003	26,151,594
Net profit (loss)	S/ 6,500,570	S/ 5,311,804	4,583,662
Inversiones Credicorp Bolivia S.A. and Subsidiaries
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Activity and country of incorporation	Banking, Bolivia
Percentage of interest (direct and indirect)	99.92%	99.96%
Assets	S/ 10,910,443	S/ 14,028,528
Liabilities	10,144,528	13,106,538
Equity	765,915	921,990
Net profit (loss)	S/ 85,379	S/ 92,781	84,898
Prima AFP
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Activity and country of incorporation	Private pension fund administrator, Peru
Percentage of interest (direct and indirect)	100.00%	100.00%
Assets	S/ 684,509	S/ 657,971
Liabilities	231,235	182,419
Equity	453,274	475,552
Net profit (loss)	S/ 146,543	S/ 132,926	149,549
Tenpo SpA y Subsidiarias
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Activity and country of incorporation	Holding, Chile
Percentage of interest (direct and indirect)	100.00%	100.00%
Assets	S/ 2,063,256	S/ 903,698
Liabilities	1,708,824	646,952
Equity	354,432	256,746
Net profit (loss)	S/ (148,391)	S/ (118,344)	(111,692)
Yape Market
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Activity and country of incorporation	Digital platform for e‑commerce, Peru
Percentage of interest (direct and indirect)	100.00%	100.00%
Assets	S/ 149,960	S/ 119,137
Liabilities	69,283	60,567
Equity	80,677	58,570
Net profit (loss)	S/ (7,993)	S/ (35,190)	(8,345)
Krealo Management
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Activity and country of incorporation	Management and development of digital businesses and innovation, Peru
Percentage of interest (direct and indirect)	99.99%	99.99%
Assets	S/ 89,338	S/ 54,414
Liabilities	51,766	7,175
Equity	37,572	47,239
Net profit (loss)	S/ (72,029)	S/ (55,679)	0
Compañía Incubadora de Soluciones Móviles S.A.- Culqi
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Activity and country of incorporation	Payment Processing Services, Peru
Percentage of interest (direct and indirect)	100.00%	100.00%
Assets	S/ 225,546	S/ 200,890
Liabilities	171,339	134,725
Equity	54,207	66,165
Net profit (loss)	S/ (62,458)	S/ (90,040)	(89,075)
Other Minors Subsidiaries
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Activity and country of incorporation
Percentage of interest (direct and indirect)
Assets	S/ 3,054	S/ 2,715
Liabilities	1,105	570
Equity	1,949	2,145
Net profit (loss)	S/ (836)	S/ (1,194)	(565)
Credicorp Holding Colombia S.A.S. and Subsidiaries
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Percentage of interest (direct and indirect)	100.00%	100.00%
Assets	S/ 5,518,459	S/ 4,204,281
Liabilities	4,591,242	3,404,834
Equity	927,217	799,447
Net profit (loss)	S/ 88,288	S/ 27,913	(163,342)
Credicorp Capital Holding Chile and Subsidiaries
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Percentage of interest (direct and indirect)	100.00%	100.00%
Assets	S/ 841,116	S/ 717,727
Liabilities	673,028	548,753
Equity	168,088	168,974
Net profit (loss)	S/ 1,345	S/ 9,460	(10,716)
Credicorp Capital Holding Perú S.A. and Subsidiaries
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Percentage of interest (direct and indirect)	100.00%	100.00%
Assets	S/ 293,616	S/ 278,115
Liabilities	124,127	111,448
Equity	169,489	166,667
Net profit (loss)	S/ 21,215	S/ 21,958	4,318
Credicorp Capital Colombia S.A.
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Percentage of interest (direct and indirect)	100.00%	100.00%
Assets	S/ 2,317,332	S/ 1,591,003
Liabilities	2,130,702	1,408,214
Equity	186,630	182,789
Net profit (loss)	S/ 70,622	S/ 75,050	37,120
Mibanco – Banco de la Microempresa de Colombia S.A.
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Percentage of interest (direct and indirect)	99.97%	99.97%
Assets	S/ 2,811,815	S/ 2,278,827
Liabilities	2,368,964	1,900,048
Equity	442,851	378,779
Net profit (loss)	47,037	(9,521)	(72,608)
Mibanco, Banco de la Microempresa S.A. (**)
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets	18,372,400	16,947,300
Liabilities	15,570,400	14,279,300
Equity	2,802,000	2,668,000
Net profit (loss)	455,300	309,100
Impairment of goodwill			S/ 64,100
Banco De Credito De Bolivia
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets	10,865,500	13,974,700
Liabilities	10,046,500	12,968,700
Equity	819,000	1,006,000
Net profit (loss)	S/ 85,900	S/ 93,500